SCHEDULE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)
IfrsStatementLineItems [Line Items]
Trade payables	$ 621	₪ 1,980	₪ 2,359
Other payables and accruals	1,382	4,407	3,780
Liability of royalties to IIA	4,898	15,626	11,445
Lease liabilities	543	1,733	2,404
Liabilities	7,444	23,746	19,988
One year [member]
IfrsStatementLineItems [Line Items]
Trade payables	621	1,980	2,359
Other payables and accruals	1,382	4,407	3,780
Liability of royalties to IIA	561	1,789	532
Lease liabilities	353	1,127	1,165
Liabilities	2,917	9,303	7,836
Two to three years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables and accruals
Liability of royalties to IIA	1,557	4,969	3,054
Lease liabilities	190	606	1,239
Liabilities	1,747	5,575	4,293
More than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables and accruals
Liability of royalties to IIA	2,780	8,868	7,859
Lease liabilities
Liabilities	$ 2,780	₪ 8,868	₪ 7,859